PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Summary of prepayments and other current assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Receivable for disposal discontinued operations	$ 141,303,073
Service deposit made to mining machine hosting service provider	45,613,121
Prepaid mining machine hosting expenses	37,667,248	$ 25,004,141
Prepayments for vehicles	1,227,324
Interest receivables		1,877,373
Others	739,681	84,695
Prepayments and other current assets	226,550,447	26,966,209
Less: allowance for prepayments and other current assets	(377,885)
Prepayments and other current assets, net	$ 226,172,562	$ 26,966,209